Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Furniture, fixtures, and office equipment	858,303	3,726,179	478,740
Leasehold improvement	5,999,129	7,758,478	996,811
Total	6,857,432	11,484,657	1,475,551
Less: accumulated depreciation	(2,111,354)	(4,047,426)	(520,014)
Property and equipment, net	4,746,078	7,437,231	955,537

Depreciation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were HKD33,091, HKD685,245 and HKD1,735,470 (US$222,974), respectively.